Loans Receivable, Net - Past Due and Non-Accrual Balances by Loan Classification (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	$ 496,922	$ 505,947
30-89 Days Past Due	1,687	1,385
Non-accrual Loans	3,175	10,066
Special Mention	9,863	2,430
Impaired Loans Currently Performing Substandard	34,192	32,578
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	545,839	552,406
One-to-Four Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	145,372	148,759
30-89 Days Past Due	757	592
Non-accrual Loans	1,501	945
Special Mention	203	814
Impaired Loans Currently Performing Substandard	2,718	4,142
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	150,551	155,252
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	33,338	33,369
30-89 Days Past Due	143	93
Non-accrual Loans		1
Impaired Loans Currently Performing Substandard	757	640
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	34,238	34,103
Junior Liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	2,025	3,126
Non-accrual Loans		2
Special Mention	40	43
Impaired Loans Currently Performing Substandard	37	77
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	2,102	3,248
Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	20,066	29,736
Non-accrual Loans	95
Special Mention	2,904
Impaired Loans Currently Performing Substandard	2,926
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	25,991	29,736
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	24,241	10,443
Non-accrual Loans		175
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	24,241	10,618
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	14,674	19,899
30-89 Days Past Due	654
Non-accrual Loans	215	1,218
Special Mention	362	52
Impaired Loans Currently Performing Substandard	10,749	13,512
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	26,654	34,681
Non-Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	131,854	142,701
30-89 Days Past Due		343
Non-accrual Loans	1,159	6,546
Special Mention	5,492	515
Impaired Loans Currently Performing Substandard	12,091	7,587
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	150,596	157,692
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	40,057	46,042
30-89 Days Past Due	64
Non-accrual Loans	115	703
Special Mention	516	480
Impaired Loans Currently Performing Substandard	2,122	4,643
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	42,874	51,868
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	14,104	10,493
30-89 Days Past Due	14	234
Non-accrual Loans		13
Special Mention	21
Impaired Loans Currently Performing Substandard	299	427
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	14,438	11,167
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	71,191	61,379
30-89 Days Past Due	55	123
Non-accrual Loans	90	463
Special Mention	325	526
Impaired Loans Currently Performing Substandard	2,493	1,550
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	$ 74,154	$ 64,041